CHASE GROWTH FUND
                        A series of Advisors Series Trust

                         EFFECTIVE AS OF OCTOBER 1, 2002
                               NEW TRANSFER AGENT

                       Supplement dated September 25, 2002
                      To Prospectus dated January 28, 2002


Effective Date

On October 1, 2002, Fund Services, Inc. (FSI ) of Richmond, Virginia will become the Transfer Agent for the Chase Growth Fund (NASDAQ: CHASX). As of October 1st all correspondence, purchases by check and written redemption requests should be mailed to the Fund's new transfer agent at the address noted below.

Customer Service Telephone Number

The customer service telephone number for the Chase Growth Fund (1-888-861-7556)
will   remain   the   same.   You  may  also  use  the  FSI   toll-free   number
(1-800-628-4077).

Shareholder Account Numbers

All CHASX shareholder account numbers will remain the same. However, leading and trailing zeroes will be added to the account number to accommodate an 11-digit system. Your new account number will include leading zeroes to take the number up to nine digits and it will include trailing zeroes. (Example: If your current account number is 123456, then your new account number will be 000123456-00.)

Purchases by Mail

When making purchases by check, your check should still be made payable to Chase Growth Fund and mailed to the Fund's Shareholder Servicing Agent, Fund Services, Inc. at the following address:

Chase Growth Fund
c/o Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260

If you wish to use an overnight delivery service, please send your check to the following address:

Chase Growth Fund
c/o Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, Virginia 23229

New Wire Instructions

SunTrust Bank
Richmond, VA
ABA #061000104
For credit to Fund Services, Inc.
A/C #201277395
For further credit to:
Investor's account number:
Name(s) of the investor(s)
Chase Growth Fund (CHASX)

Internet Access

You will be able to access your account on the Internet on or before October 15th by using a link from our website, www.chaseinv.com. From the home page of the Chase Investment Counsel site, select the Chase Growth Fund Shareholders link. Upon entering the Shareholders' site, you will be prompted for a user id and a pin number. Your user id will be your account number (including leading and trailing zeroes). Your initial pin number will be the last four digits of your tax identification number (social security number). After your initial login, you will be prompted to establish a new pin number.

We very much appreciate your interest in the Chase Growth Fund and hope this change will improve shareholder service.